Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000071223 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[1]
C000071223 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
C000071223 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[1]
C000071223 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[1]
C000071223 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
C000071223 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
C000071223 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[1]
C000071223 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[1]
C000071223 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%	[1]
C000071223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[1]
C000071223 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000071223 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000071223 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000071223 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071223 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071223 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000071223 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071223 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071223 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000071223 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071223 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000120699 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[2]
C000120699 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[2]
C000120699 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[2]
C000120699 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[2]
C000120699 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[2]
C000120699 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[2]
C000120699 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[2]
C000120699 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[2]
C000120699 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%	[2]
C000120699 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[2]
C000120699 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120699 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120699 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000120699 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120699 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120699 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000120699 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120699 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120699 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000120699 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120699 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029646 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[3]
C000029646 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[3]
C000029646 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[3]
C000029646 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[3]
C000029646 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[3]
C000029646 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[3]
C000029646 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[3]
C000029646 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[3]
C000029646 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%	[3]
C000029646 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[3]
C000029646 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029646 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029646 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000029646 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029646 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029646 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029646 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029646 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029646 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000029646 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029646 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000564 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[4]
C000000564 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[4]
C000000564 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[4]
C000000564 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[4]
C000000564 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[4]
C000000564 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[4]
C000000564 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[4]
C000000564 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[4]
C000000564 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%	[4]
C000000564 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[4]
C000000564 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000000564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000000564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000564 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000562 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[5]
C000000562 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[5]
C000000562 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[5]
C000000562 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[5]
C000000562 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[5]
C000000562 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[5]
C000000562 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[5]
C000000562 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[5]
C000000562 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%	[5]
C000000562 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%	[5]
C000000562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000000562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000000562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000562 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000565 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[6]
C000000565 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[6]
C000000565 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[6]
C000000565 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000000565 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[6]
C000000565 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[6]
C000000565 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[6]
C000000565 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[6]
C000000565 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[6]
C000000565 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[6]
C000000565 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000000565 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000000565 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000565 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000565 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000565 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000565 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000565 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000565 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000565 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000565 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000567 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[7]
C000000567 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[7]
C000000567 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[7]
C000000567 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000000567 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[7]
C000000567 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[7]
C000000567 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[7]
C000000567 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[7]
C000000567 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[7]
C000000567 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[7]
C000000567 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000000567 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000000567 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000567 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000567 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000567 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000567 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000567 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000567 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000567 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000567 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265799 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[8]
C000265799 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[8]
C000265799 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[8]
C000265799 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000265799 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[8]
C000265799 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[8]
C000265799 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[8]
C000265799 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[8]
C000265799 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[8]
C000265799 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[8]
C000265799 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000265799 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000265799 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000265799 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000265799 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000265799 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000265799 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265799 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000265799 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000265799 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000265799 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000188882 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[9]
C000188882 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[9]
C000188882 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[9]
C000188882 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000188882 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[9]
C000188882 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[9]
C000188882 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[9]
C000188882 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[9]
C000188882 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[9]
C000188882 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[9]
C000188882 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000188882 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000188882 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000188882 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188882 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188882 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188882 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188882 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188882 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188882 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000188882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071224 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[10]
C000071224 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[10]
C000071224 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[10]
C000071224 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000071224 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[10]
C000071224 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[10]
C000071224 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[10]
C000071224 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[10]
C000071224 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[10]
C000071224 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[10]
C000071224 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000071224 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000071224 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071224 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071224 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000071224 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071224 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071224 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071224 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071224 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000071224 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029647 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[11]
C000029647 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[11]
C000029647 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[11]
C000029647 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[11]
C000029647 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[11]
C000029647 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[11]
C000029647 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[11]
C000029647 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[11]
C000029647 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[11]
C000029647 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[11]
C000029647 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000029647 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000029647 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029647 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029647 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029647 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029647 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029647 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029647 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029647 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
Percent of Net Long Exposure	214.89%	[13]
C000076840 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.84%	[12]
Percent of Net Long Exposure	108.48%	[13]
C000076840 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000076840 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%	[12]
Percent of Net Long Exposure	36.13%	[13]
C000076840 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076840 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000076840 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076840 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076840 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.24%	[12]
Percent of Net Long Exposure	70.28%	[13]
C000120702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
Percent of Net Long Exposure	214.89%	[15]
C000120702 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.84%	[14]
Percent of Net Long Exposure	108.48%	[15]
C000120702 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000120702 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%	[14]
Percent of Net Long Exposure	36.13%	[15]
C000120702 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120702 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000120702 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000120702 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120702 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.24%	[14]
Percent of Net Long Exposure	70.28%	[15]
C000076841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
Percent of Net Long Exposure	214.89%	[17]
C000076841 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.84%	[16]
Percent of Net Long Exposure	108.48%	[17]
C000076841 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000076841 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%	[16]
Percent of Net Long Exposure	36.13%	[17]
C000076841 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076841 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000076841 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076841 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076841 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.24%	[16]
Percent of Net Long Exposure	70.28%	[17]
C000076839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
Percent of Net Long Exposure	214.89%	[19]
C000076839 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.84%	[18]
Percent of Net Long Exposure	108.48%	[19]
C000076839 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000076839 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%	[18]
Percent of Net Long Exposure	36.13%	[19]
C000076839 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076839 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000076839 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076839 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076839 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.24%	[18]
Percent of Net Long Exposure	70.28%	[19]
C000076838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
Percent of Net Long Exposure	214.89%	[21]
C000076838 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.84%	[20]
Percent of Net Long Exposure	108.48%	[21]
C000076838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000076838 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%	[20]
Percent of Net Long Exposure	36.13%	[21]
C000076838 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000076838 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076838 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076838 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.24%	[20]
Percent of Net Long Exposure	70.28%	[21]
C000076836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
Percent of Net Long Exposure	214.89%	[23]
C000076836 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.84%	[22]
Percent of Net Long Exposure	108.48%	[23]
C000076836 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000076836 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.92%	[22]
Percent of Net Long Exposure	36.13%	[23]
C000076836 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076836 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000076836 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076836 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076836 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.24%	[22]
Percent of Net Long Exposure	70.28%	[23]
C000092474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
Percent of Net Long Exposure	100.10%	[25]
C000092474 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%	[24]
Percent of Net Long Exposure	32.95%	[25]
C000092474 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%	[24]
Percent of Net Long Exposure	32.55%	[25]
C000092474 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.43%	[24]
Percent of Net Long Exposure	20.37%	[25]
C000092474 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[24]
Percent of Net Long Exposure	24.23%	[25]
C000092474 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000092474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000092474 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
Percent of Net Long Exposure	100.10%	[27]
C000092476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%	[26]
Percent of Net Long Exposure	32.95%	[27]
C000092476 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%	[26]
Percent of Net Long Exposure	32.55%	[27]
C000092476 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.43%	[26]
Percent of Net Long Exposure	20.37%	[27]
C000092476 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[26]
Percent of Net Long Exposure	24.23%	[27]
C000092476 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000092476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000092476 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
Percent of Net Long Exposure	100.10%	[29]
C000092477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%	[28]
Percent of Net Long Exposure	32.95%	[29]
C000092477 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%	[28]
Percent of Net Long Exposure	32.55%	[29]
C000092477 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.43%	[28]
Percent of Net Long Exposure	20.37%	[29]
C000092477 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[28]
Percent of Net Long Exposure	24.23%	[29]
C000092477 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000092477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000092477 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
Percent of Net Long Exposure	100.10%	[31]
C000092479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%	[30]
Percent of Net Long Exposure	32.95%	[31]
C000092479 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%	[30]
Percent of Net Long Exposure	32.55%	[31]
C000092479 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.43%	[30]
Percent of Net Long Exposure	20.37%	[31]
C000092479 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[30]
Percent of Net Long Exposure	24.23%	[31]
C000092479 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000092479 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000092479 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000120704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
Percent of Net Long Exposure	100.10%	[33]
C000120704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%	[32]
Percent of Net Long Exposure	32.95%	[33]
C000120704 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%	[32]
Percent of Net Long Exposure	32.55%	[33]
C000120704 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.43%	[32]
Percent of Net Long Exposure	20.37%	[33]
C000120704 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[32]
Percent of Net Long Exposure	24.23%	[33]
C000120704 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000120704 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000120704 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
Percent of Net Long Exposure	100.10%	[35]
C000092478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%	[34]
Percent of Net Long Exposure	32.95%	[35]
C000092478 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%	[34]
Percent of Net Long Exposure	32.55%	[35]
C000092478 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.43%	[34]
Percent of Net Long Exposure	20.37%	[35]
C000092478 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[34]
Percent of Net Long Exposure	24.23%	[35]
C000092478 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000092478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000092478 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107691 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[36]
C000107691 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[36]
C000107691 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[36]
C000107691 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[36]
C000107691 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[36]
C000107691 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[36]
C000107691 [Member] | Invesco High Yield Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%	[36]
C000107691 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%	[36]
C000107691 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%	[36]
C000107691 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%	[36]
C000107691 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107691 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000107691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000107691 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107691 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107691 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000120706 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[37]
C000120706 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[37]
C000120706 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[37]
C000120706 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[37]
C000120706 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[37]
C000120706 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[37]
C000120706 [Member] | Invesco High Yield Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%	[37]
C000120706 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%	[37]
C000120706 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%	[37]
C000120706 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%	[37]
C000120706 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000120706 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000120706 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000120706 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120706 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120706 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107692 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[38]
C000107692 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[38]
C000107692 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[38]
C000107692 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[38]
C000107692 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[38]
C000107692 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[38]
C000107692 [Member] | Invesco High Yield Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%	[38]
C000107692 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%	[38]
C000107692 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%	[38]
C000107692 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%	[38]
C000107692 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107692 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000107692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000107692 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107692 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107692 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107690 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[39]
C000107690 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[39]
C000107690 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[39]
C000107690 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[39]
C000107690 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[39]
C000107690 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[39]
C000107690 [Member] | Invesco High Yield Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%	[39]
C000107690 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%	[39]
C000107690 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%	[39]
C000107690 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%	[39]
C000107690 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107690 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000107690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000107690 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107690 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107690 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107689 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[40]
C000107689 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[40]
C000107689 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[40]
C000107689 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[40]
C000107689 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[40]
C000107689 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[40]
C000107689 [Member] | Invesco High Yield Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%	[40]
C000107689 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%	[40]
C000107689 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%	[40]
C000107689 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%	[40]
C000107689 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107689 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000107689 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000107689 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107689 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107689 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107688 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[41]
C000107688 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[41]
C000107688 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[41]
C000107688 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[41]
C000107688 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[41]
C000107688 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[41]
C000107688 [Member] | Invesco High Yield Systematic Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%	[41]
C000107688 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%	[41]
C000107688 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%	[41]
C000107688 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%	[41]
C000107688 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000107688 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000107688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000107688 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107688 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107688 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209537 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[42]
C000209537 [Member] | Mexican Bonos Series M 8 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[42]
C000209537 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[42]
C000209537 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[42]
C000209537 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[42]
C000209537 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000209537 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[42]
C000209537 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[42]
C000209537 [Member] | Romania Government Bond 8 00 04 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[42]
C000209537 [Member] | Thailand Government Bond 3 45 06 17 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[42]
C000209537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209537 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209537 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000209537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000209539 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[43]
C000209539 [Member] | Mexican Bonos Series M 8 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[43]
C000209539 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[43]
C000209539 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[43]
C000209539 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[43]
C000209539 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[43]
C000209539 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[43]
C000209539 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[43]
C000209539 [Member] | Romania Government Bond 8 00 04 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[43]
C000209539 [Member] | Thailand Government Bond 3 45 06 17 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[43]
C000209539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209539 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209539 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000209539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000209538 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[44]
C000209538 [Member] | Mexican Bonos Series M 8 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[44]
C000209538 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[44]
C000209538 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[44]
C000209538 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[44]
C000209538 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000209538 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[44]
C000209538 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[44]
C000209538 [Member] | Romania Government Bond 8 00 04 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[44]
C000209538 [Member] | Thailand Government Bond 3 45 06 17 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[44]
C000209538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209538 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209538 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000209538 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000209536 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[45]
C000209536 [Member] | Mexican Bonos Series M 8 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[45]
C000209536 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[45]
C000209536 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[45]
C000209536 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[45]
C000209536 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[45]
C000209536 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[45]
C000209536 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[45]
C000209536 [Member] | Romania Government Bond 8 00 04 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[45]
C000209536 [Member] | Thailand Government Bond 3 45 06 17 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[45]
C000209536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209536 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209536 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000209536 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000209535 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[46]
C000209535 [Member] | Mexican Bonos Series M 8 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[46]
C000209535 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[46]
C000209535 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000209535 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[46]
C000209535 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
C000209535 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[46]
C000209535 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[46]
C000209535 [Member] | Romania Government Bond 8 00 04 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[46]
C000209535 [Member] | Thailand Government Bond 3 45 06 17 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[46]
C000209535 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209535 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209535 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000209535 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000209540 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[47]
C000209540 [Member] | Mexican Bonos Series M 8 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[47]
C000209540 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[47]
C000209540 [Member] | Republic of South Africa Government Bond Series 2044 8 75 01 31 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[47]
C000209540 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[47]
C000209540 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[47]
C000209540 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[47]
C000209540 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[47]
C000209540 [Member] | Romania Government Bond 8 00 04 29 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[47]
C000209540 [Member] | Thailand Government Bond 3 45 06 17 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[47]
C000209540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209540 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209540 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000209540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000209549 [Member] | U S Treasury Bonds 4 50 05 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[48]
C000209549 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[48]
C000209549 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[48]
C000209549 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[48]
C000209549 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[48]
C000209549 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[48]
C000209549 [Member] | Invesco Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[48]
C000209549 [Member] | U S Treasury Inflation Indexed Notes 1 88 01 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[48]
C000209549 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%	[48]
C000209549 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.59%	[48]
C000209549 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209549 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000209549 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209549 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209551 [Member] | U S Treasury Bonds 4 50 05 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[49]
C000209551 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[49]
C000209551 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[49]
C000209551 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[49]
C000209551 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[49]
C000209551 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[49]
C000209551 [Member] | Invesco Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[49]
C000209551 [Member] | U S Treasury Inflation Indexed Notes 1 88 01 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[49]
C000209551 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%	[49]
C000209551 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.59%	[49]
C000209551 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209551 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000209551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209551 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209550 [Member] | U S Treasury Bonds 4 50 05 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[50]
C000209550 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[50]
C000209550 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[50]
C000209550 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[50]
C000209550 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[50]
C000209550 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[50]
C000209550 [Member] | Invesco Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[50]
C000209550 [Member] | U S Treasury Inflation Indexed Notes 1 88 01 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[50]
C000209550 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%	[50]
C000209550 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.59%	[50]
C000209550 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209550 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000209550 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209550 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209547 [Member] | U S Treasury Bonds 4 50 05 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[51]
C000209547 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[51]
C000209547 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[51]
C000209547 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[51]
C000209547 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[51]
C000209547 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[51]
C000209547 [Member] | Invesco Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[51]
C000209547 [Member] | U S Treasury Inflation Indexed Notes 1 88 01 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[51]
C000209547 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%	[51]
C000209547 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.59%	[51]
C000209547 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209547 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000209547 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209547 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209548 [Member] | U S Treasury Bonds 4 50 05 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[52]
C000209548 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[52]
C000209548 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[52]
C000209548 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[52]
C000209548 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[52]
C000209548 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[52]
C000209548 [Member] | Invesco Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[52]
C000209548 [Member] | U S Treasury Inflation Indexed Notes 1 88 01 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[52]
C000209548 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%	[52]
C000209548 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.59%	[52]
C000209548 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209548 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000209548 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209548 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209552 [Member] | U S Treasury Bonds 4 50 05 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[53]
C000209552 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[53]
C000209552 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[53]
C000209552 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[53]
C000209552 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[53]
C000209552 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%	[53]
C000209552 [Member] | Invesco Total Return Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[53]
C000209552 [Member] | U S Treasury Inflation Indexed Notes 1 88 01 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%	[53]
C000209552 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%	[53]
C000209552 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.59%	[53]
C000209552 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209552 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000209552 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209552 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209558 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[54]
C000209558 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%	[54]
C000209558 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[54]
C000209558 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[54]
C000209558 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[54]
C000209558 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[54]
C000209558 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[54]
C000209558 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[54]
C000209558 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[54]
C000209558 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[54]
C000209558 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000209558 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209558 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209558 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000209557 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[55]
C000209557 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%	[55]
C000209557 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[55]
C000209557 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[55]
C000209557 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[55]
C000209557 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[55]
C000209557 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[55]
C000209557 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[55]
C000209557 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[55]
C000209557 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[55]
C000209557 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000209557 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209557 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209557 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000209556 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[56]
C000209556 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%	[56]
C000209556 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[56]
C000209556 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[56]
C000209556 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[56]
C000209556 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[56]
C000209556 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[56]
C000209556 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[56]
C000209556 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[56]
C000209556 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[56]
C000209556 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000209556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209556 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000209554 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[57]
C000209554 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%	[57]
C000209554 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[57]
C000209554 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[57]
C000209554 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[57]
C000209554 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[57]
C000209554 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[57]
C000209554 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[57]
C000209554 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[57]
C000209554 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[57]
C000209554 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000209554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209554 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000209553 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[58]
C000209553 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%	[58]
C000209553 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[58]
C000209553 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[58]
C000209553 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[58]
C000209553 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[58]
C000209553 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[58]
C000209553 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[58]
C000209553 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[58]
C000209553 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[58]
C000209553 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000209553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209553 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000209555 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[59]
C000209555 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%	[59]
C000209555 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[59]
C000209555 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[59]
C000209555 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[59]
C000209555 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[59]
C000209555 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[59]
C000209555 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[59]
C000209555 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[59]
C000209555 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[59]
C000209555 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000209555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209555 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000209591 [Member] | U S Treasury Notes 3 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[60]
C000209591 [Member] | Government National Mortgage Association TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[60]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[60]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[60]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[60]
C000209591 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[60]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[60]
C000209591 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[60]
C000209591 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[60]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[60]
C000209591 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209591 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000209591 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000209591 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209591 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209591 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000209589 [Member] | U S Treasury Notes 3 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[61]
C000209589 [Member] | Government National Mortgage Association TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[61]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[61]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[61]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[61]
C000209589 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[61]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[61]
C000209589 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[61]
C000209589 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[61]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[61]
C000209589 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000209589 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000209589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209589 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000209590 [Member] | U S Treasury Notes 3 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[62]
C000209590 [Member] | Government National Mortgage Association TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[62]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[62]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[62]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[62]
C000209590 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[62]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[62]
C000209590 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[62]
C000209590 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[62]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[62]
C000209590 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209590 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000209590 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000209590 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209590 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209590 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000209592 [Member] | U S Treasury Notes 3 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[63]
C000209592 [Member] | Government National Mortgage Association TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[63]
C000209592 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[63]
C000209592 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[63]
C000209592 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[63]
C000209592 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209592 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000209592 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000209592 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209592 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209592 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000209593 [Member] | U S Treasury Notes 3 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[64]
C000209593 [Member] | Government National Mortgage Association TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[64]
C000209593 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[64]
C000209593 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[64]
C000209593 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[64]
C000209593 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209593 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000209593 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000209593 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209593 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209593 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000209594 [Member] | U S Treasury Notes 3 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[65]
C000209594 [Member] | Government National Mortgage Association TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 2 50 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[65]
C000209594 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 2 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[65]
C000209594 [Member] | U S Treasury Bonds 4 63 11 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[65]
C000209594 [Member] | U S Treasury Notes 3 88 03 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[65]
C000209594 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209594 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000209594 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000209594 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000209594 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000209594 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000209615 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[66]
C000209615 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[66]
C000209615 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[66]
C000209615 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[66]
C000209615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[66]
C000209615 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[66]
C000209615 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[66]
C000209615 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[66]
C000209615 [Member] | Inner Mongolia Yili Industrial Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[66]
C000209615 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[66]
C000209615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000209615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209615 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209617 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[67]
C000209617 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[67]
C000209617 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[67]
C000209617 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[67]
C000209617 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[67]
C000209617 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[67]
C000209617 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[67]
C000209617 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[67]
C000209617 [Member] | Inner Mongolia Yili Industrial Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[67]
C000209617 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[67]
C000209617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000209617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209617 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209617 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209616 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[68]
C000209616 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[68]
C000209616 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[68]
C000209616 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[68]
C000209616 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[68]
C000209616 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[68]
C000209616 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[68]
C000209616 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[68]
C000209616 [Member] | Inner Mongolia Yili Industrial Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[68]
C000209616 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[68]
C000209616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000209616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209616 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209614 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[69]
C000209614 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[69]
C000209614 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[69]
C000209614 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[69]
C000209614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[69]
C000209614 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[69]
C000209614 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[69]
C000209614 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[69]
C000209614 [Member] | Inner Mongolia Yili Industrial Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[69]
C000209614 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[69]
C000209614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000209614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209614 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209613 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[70]
C000209613 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[70]
C000209613 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[70]
C000209613 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[70]
C000209613 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[70]
C000209613 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[70]
C000209613 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[70]
C000209613 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[70]
C000209613 [Member] | Inner Mongolia Yili Industrial Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[70]
C000209613 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[70]
C000209613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000209613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209613 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209613 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209618 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[71]
C000209618 [Member] | Petroleo Brasileiro S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[71]
C000209618 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[71]
C000209618 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[71]
C000209618 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%	[71]
C000209618 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[71]
C000209618 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[71]
C000209618 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[71]
C000209618 [Member] | Inner Mongolia Yili Industrial Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[71]
C000209618 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[71]
C000209618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000209618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209618 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209630 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[72]
C000209630 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[72]
C000209630 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[72]
C000209630 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[72]
C000209630 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[72]
C000209630 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[72]
C000209630 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[72]
C000209630 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[72]
C000209630 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[72]
C000209630 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[72]
C000209630 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000209630 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000209630 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209630 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000209630 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209630 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000209630 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209630 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000209630 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209630 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000209625 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[73]
C000209625 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[73]
C000209625 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[73]
C000209625 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[73]
C000209625 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[73]
C000209625 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[73]
C000209625 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[73]
C000209625 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[73]
C000209625 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[73]
C000209625 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[73]
C000209625 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000209625 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000209625 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209625 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000209625 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209625 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000209625 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209625 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000209625 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209625 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000209626 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[74]
C000209626 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[74]
C000209626 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[74]
C000209626 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[74]
C000209626 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[74]
C000209626 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[74]
C000209626 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[74]
C000209626 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[74]
C000209626 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[74]
C000209626 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[74]
C000209626 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000209626 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000209626 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209626 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000209626 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209626 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000209626 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209626 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000209626 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209626 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000209628 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[75]
C000209628 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[75]
C000209628 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[75]
C000209628 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[75]
C000209628 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[75]
C000209628 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[75]
C000209628 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[75]
C000209628 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[75]
C000209628 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[75]
C000209628 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[75]
C000209628 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000209628 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000209628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209628 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000209628 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209628 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000209628 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209628 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000209628 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209628 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000209629 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[76]
C000209629 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[76]
C000209629 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[76]
C000209629 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[76]
C000209629 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[76]
C000209629 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[76]
C000209629 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[76]
C000209629 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[76]
C000209629 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[76]
C000209629 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[76]
C000209629 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000209629 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000209629 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209629 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000209629 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209629 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000209629 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209629 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000209629 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209629 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000209627 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[77]
C000209627 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[77]
C000209627 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[77]
C000209627 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[77]
C000209627 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[77]
C000209627 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[77]
C000209627 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[77]
C000209627 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[77]
C000209627 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[77]
C000209627 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[77]
C000209627 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000209627 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000209627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209627 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000209627 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209627 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000209627 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000209627 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000209627 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000209627 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000209633 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%	[78]
C000209633 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[78]
C000209633 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[78]
C000209633 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[78]
C000209633 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[78]
C000209633 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[78]
C000209633 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[78]
C000209633 [Member] | U S Treasury Bills 3 62 06 18 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[78]
C000209633 [Member] | South Australian Government Financing Authority 4 50 05 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[78]
C000209633 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[78]
C000209633 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209633 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209633 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209633 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000209633 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209633 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209633 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000209633 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209635 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%	[79]
C000209635 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[79]
C000209635 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[79]
C000209635 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[79]
C000209635 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[79]
C000209635 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[79]
C000209635 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[79]
C000209635 [Member] | U S Treasury Bills 3 62 06 18 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[79]
C000209635 [Member] | South Australian Government Financing Authority 4 50 05 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[79]
C000209635 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[79]
C000209635 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209635 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209635 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209635 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000209635 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209635 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209635 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000209635 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209634 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%	[80]
C000209634 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[80]
C000209634 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[80]
C000209634 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[80]
C000209634 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[80]
C000209634 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[80]
C000209634 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[80]
C000209634 [Member] | U S Treasury Bills 3 62 06 18 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[80]
C000209634 [Member] | South Australian Government Financing Authority 4 50 05 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[80]
C000209634 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[80]
C000209634 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209634 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209634 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000209634 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209634 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209634 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000209634 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209632 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%	[81]
C000209632 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[81]
C000209632 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[81]
C000209632 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[81]
C000209632 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[81]
C000209632 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[81]
C000209632 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[81]
C000209632 [Member] | U S Treasury Bills 3 62 06 18 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[81]
C000209632 [Member] | South Australian Government Financing Authority 4 50 05 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[81]
C000209632 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[81]
C000209632 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209632 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209632 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000209632 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209632 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209632 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000209632 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209631 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%	[82]
C000209631 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[82]
C000209631 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[82]
C000209631 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[82]
C000209631 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[82]
C000209631 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[82]
C000209631 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[82]
C000209631 [Member] | U S Treasury Bills 3 62 06 18 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[82]
C000209631 [Member] | South Australian Government Financing Authority 4 50 05 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[82]
C000209631 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[82]
C000209631 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209631 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209631 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000209631 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209631 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209631 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000209631 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209636 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%	[83]
C000209636 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[83]
C000209636 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[83]
C000209636 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[83]
C000209636 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[83]
C000209636 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[83]
C000209636 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[83]
C000209636 [Member] | U S Treasury Bills 3 62 06 18 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[83]
C000209636 [Member] | South Australian Government Financing Authority 4 50 05 23 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[83]
C000209636 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[83]
C000209636 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000209636 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000209636 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209636 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209636 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000209636 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209636 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209636 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000209636 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209642 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[84]
C000209642 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[84]
C000209642 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[84]
C000209642 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[84]
C000209642 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[84]
C000209642 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[84]
C000209642 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[84]
C000209642 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[84]
C000209642 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[84]
C000209642 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[84]
C000209642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000209642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209642 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209642 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209637 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[85]
C000209637 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[85]
C000209637 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[85]
C000209637 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[85]
C000209637 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[85]
C000209637 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[85]
C000209637 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[85]
C000209637 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[85]
C000209637 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[85]
C000209637 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[85]
C000209637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000209637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209637 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209637 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209638 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[86]
C000209638 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[86]
C000209638 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[86]
C000209638 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[86]
C000209638 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[86]
C000209638 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[86]
C000209638 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[86]
C000209638 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[86]
C000209638 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[86]
C000209638 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[86]
C000209638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000209638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209638 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209640 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[87]
C000209640 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[87]
C000209640 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[87]
C000209640 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[87]
C000209640 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[87]
C000209640 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[87]
C000209640 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[87]
C000209640 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[87]
C000209640 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[87]
C000209640 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[87]
C000209640 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209640 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000209640 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209640 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209640 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209640 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209640 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209640 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209641 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[88]
C000209641 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[88]
C000209641 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[88]
C000209641 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[88]
C000209641 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[88]
C000209641 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[88]
C000209641 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[88]
C000209641 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[88]
C000209641 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[88]
C000209641 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[88]
C000209641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000209641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209641 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209639 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[89]
C000209639 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[89]
C000209639 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[89]
C000209639 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[89]
C000209639 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[89]
C000209639 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[89]
C000209639 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[89]
C000209639 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[89]
C000209639 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[89]
C000209639 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[89]
C000209639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000209639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209639 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209639 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[13]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[14]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[15]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[16]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[17]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[18]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[19]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[20]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[21]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[22]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[23]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[24]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[25]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[26]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[27]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[28]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[29]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[30]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[31]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[32]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[33]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[34]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[35]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.
[83]	Excluding money market fund holdings, if any.
[84]	Excluding money market fund holdings, if any.
[85]	Excluding money market fund holdings, if any.
[86]	Excluding money market fund holdings, if any.
[87]	Excluding money market fund holdings, if any.
[88]	Excluding money market fund holdings, if any.
[89]	Excluding money market fund holdings, if any.